Inventories	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Inventories
10. Inventories

	December 31, 2021	December 31, 2020

Ore stockpiles	$10,097	$6,327
In-process inventory and finished goods	63,513	68,984
Materials and supplies	104,553	88,824
	$178,163	$164,135

In 2021, inventories of $386,900 (2020 – $367,310) were recognized as an expense during the year and included in cost of sales.
During the year ended December 31, 2021, charges of nil were recognized in production costs to reduce the cost of lead and zinc concentrate inventory to net realizable value. During the year ended December 31, 2020, charges of $2,122 and $206 were recognized in production costs and depreciation, respectively, to reduce the cost of lead and zinc concentrate inventory at Stratoni to net realizable value.